Share Capital/Treasury Shares - Additional Information (Detail) - $ / shares	Jun. 30, 2023	Mar. 29, 2023
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	50,000,000	50,000,000
Par value per share	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	500,000,000	500,000,000
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000	100,000,000